JPMorgan Short-Intermediate Municipal Bond Fund Expense Example - R6 Shares [Member] - JPMorgan Short-Intermediate Municipal Bond Fund - Class R6	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 451